NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JUNE 7, 2018

TO THE PROSPECTUS DATED DECEMBER 29, 2017

Effective August 31, 2018, Keith B. Hembre will no longer be a portfolio manager for the Funds. Derek B. Bloom will continue to serve as portfolio manager for the Funds.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FAAP-0618P

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JUNE 7, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2017

Effective August 31, 2018, Keith B. Hembre will no longer be a portfolio manager for the Funds. Derek B. Bloom will continue to serve as portfolio manager for the Funds.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FAASAI-0618P